Equity (Statutory Net Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 3,703	$ 1,487	$ 369
Statutory capital and surplus	14,485	12,008
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	335	(36)	631
Statutory capital and surplus	6,115	3,362
MetLife Insurance Company USA
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(1,022)	1,543	3,358
Statutory capital and surplus	5,942	6,042
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	204	291	282
Statutory capital and surplus	2,335	2,388
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(42)	51	52
Statutory capital and surplus	710	767
Other
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	381	454	$ 161
Statutory capital and surplus	$ 417	$ 399